Cover	Aug. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002134687
Document Type	S-6
Entity Registrant Name	FT 13154
Document Period End Date	Aug. 26, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation.

The Securities in the portfolio are selected by applying an eight-step investment strategy process developed by Sabrient Systems, LLC (“Sabrient”).

The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Sabrient’s selection process is based on the following steps:

1. Select Universe: Select all common stocks traded domestically that have a market cap greater than $500 million, sufficient liquidity, and sufficient analyst coverage as of the date the portfolio was selected to assist in “looking forward” at anticipated earnings over the next few years.

2. Determine Aggressiveness of Accounting: Use EQR (earnings quality rank), Sabrient’s proprietary forensic accounting factor, to measure the aggressiveness of accounting for each company. Eliminate the stocks that score in the bottom quintile of this score, seeking to attempt to avoid companies that could be overstating or even “creating” the reported growth.

3. Estimate Forward Earnings: Estimate forward earnings and divide that estimated growth by current price to rank all stocks in order of their GARP score (growth at a reasonable price).

4. Determine Confidence in Forward Earnings Estimates: Analyze the dynamics of recent analyst estimates to score each stock for confidence in the forward earnings estimates.

5. Rank Universe By Factors 3 and 4: Rank the universe by the factors in steps 3 and 4 and select approximately 200 stocks for further consideration.

6. Calculate Exponential Growth Rate and Growth Quality Rank (“GQR”): Use growth history and estimated forward growth of earnings per share to calculate the exponential growth rate and GQR, which measures the consistency and reliability of a company’s earnings history and likelihood of meeting estimates.

7. Rank Each Stock Within Its Own Sector: Rank each stock within its sector on the factors in step 6 and also on two value factors (cash flow versus earnings and debt to equity), as well as revenue growth, projected secular earnings growth rates (3-5 years) and dividend yield.

8. Select Approximately 25-35 Stocks: Lastly, select approximately 25 to 35 stocks, allowing no more than approximately 30% of the portfolio in any one sector and 24% in any one industry, while also guarding against extreme sector tilts away from the benchmark’s allocations to reduce relative volatility.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.